27. Commitments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfCommitmentsLineItems [Line Items]
Future Commitments Resulting From Firm Aircraft Orders	R$ 63,235,639	R$ 45,090,382
Future Commitments Resulting From Operating Lease	8,827,272	6,463,564
2018
DisclosureOfCommitmentsLineItems [Line Items]
Future Commitments Resulting From Operating Lease	0	316,215
2019
DisclosureOfCommitmentsLineItems [Line Items]
Future Commitments Resulting From Firm Aircraft Orders	0	1,117,604
Future Commitments Resulting From Operating Lease	283,579	773,268
2020
DisclosureOfCommitmentsLineItems [Line Items]
Future Commitments Resulting From Firm Aircraft Orders	1,791,661	4,538,258
Future Commitments Resulting From Operating Lease	816,766	848,003
2021
DisclosureOfCommitmentsLineItems [Line Items]
Future Commitments Resulting From Firm Aircraft Orders	5,046,966	6,198,259
Future Commitments Resulting From Operating Lease	1,072,048	852,458
2022
DisclosureOfCommitmentsLineItems [Line Items]
Future Commitments Resulting From Firm Aircraft Orders	7,883,277	6,353,457
Future Commitments Resulting From Operating Lease	1,250,361	866,119
2023
DisclosureOfCommitmentsLineItems [Line Items]
Future Commitments Resulting From Firm Aircraft Orders	8,766,165	6,524,408
Future Commitments Resulting From Operating Lease	1,313,497	786,487
Thereafter
DisclosureOfCommitmentsLineItems [Line Items]
Future Commitments Resulting From Firm Aircraft Orders	39,747,570	20,358,396
Future Commitments Resulting From Operating Lease	R$ 4,091,021	R$ 2,021,014